3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Explanation of changes in applicable tax rates	Limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.
Adoption of IFRS 16		R$ 6,287
Weighted average rate	(12.80%)	(22.10%)	13.60%
Weighted average cost of capital	9.80%	11.30%